SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITALPembina is authorized to issue an unlimited number of common shares, without par value, 254,850,850 Class A preferred shares, issuable in series and an unlimited number of Class B preferred shares. The holders of the common shares are entitled to receive notice of, attend and vote at any meeting of the shareholders of Pembina, receive dividends declared and share in the remaining property of Pembina upon distribution of the assets of Pembina among its shareholders for the purpose of winding-up its affairs.
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2018	508	13,662
Issued on Acquisition, net of issue costs (Note 7)	36	1,710
Share-based payment transactions	4	167
Balance at December 31, 2019	548	15,539
Share-based payment transactions	2	105
Balance at December 31, 2020	550	15,644
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2018	100	2,423
Class A, Series 23 Preferred shares issued on Acquisition, net of issue costs (Note 7)	12	293
Class A, Series 25 Preferred shares issued on Acquisition, net of issue costs (Note 7)	10	243
Part VI.1 tax	—	(3)
Balance at December 31, 2019	122	2,956
Part VI.1 tax	—	(10)
Balance at December 31, 2020	122	2,946
On March 1, 2019, none of the six million Cumulative Redeemable Rate Reset Class A Preferred Series 3 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 4 shares.
On March 31, 2019, none of the six million Cumulative Redeemable Rate Reset Class A Preferred Series 17 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 18 shares.
On June 3, 2019, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Series 5 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 6 shares.
On December 2, 2019, none of the 10 million Cumulative Redeemable Rate Reset Class A Preferred Series 7 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 8 shares.
On December 16, 2019, in connection with the Kinder Acquisition, the outstanding preferred shares of Kinder Morgan Canada were exchanged for Series 23 and 25 Class A preferred shares with similar terms and conditions as the shares previously issued by Kinder Morgan Canada. Dividends on the Series 23 and 25 Class A preferred shares will continue to be paid on the 15th of February, May, August and November in each year, if, as and when declared by the Board of Directors.
On June 15, 2020, none of the eight million Cumulative Redeemable Rate Reset Class A Preferred Series 19 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 20 shares.
On November 16, 2020, none of the nine million Cumulative Redeemable Rate Reset Class A Preferred Series 9 shares outstanding were converted into Cumulative Redeemable Floating Rate Class A Preferred Series 10 shares.
Subsequent to year end, on January 25, 2021 in conjunction with the offering of the Series 1 Subordinated Notes, Pembina issued 600,000 Series 2021-A Class A Preferred Shares, to Computershare Trust Company of Canada, to be held in trust as treasury shares to satisfy Pembina's obligations under the indenture governing the Series 1 Subordinated Notes.
Subsequent to year end, on March 1, 2021, Pembina redeemed all of the 6.8 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 11 for a redemption price equal to $25.00 per Series 11 Class A Preferred Share.
Subsequent to year end, on June 1, 2021, Pembina redeemed all of the 10 million issued and outstanding Cumulative Redeemable Minimum Rate Reset Class A Preferred Shares, Series 13 for a redemption price equal to $25.00 per Series 13 Class A Preferred Share.
Dividends
The following dividends were declared by Pembina:

For the years ended December 31
($ millions)	2020	2019
Common shares
$2.52 per common share (2019: $2.36)	1,385	1,213
Preferred shares
$1.23 per Series 1 preferred share (2019: $1.23)	12	12
$1.12 per Series 3 preferred share (2019: $1.13)	7	7
$1.14 per Series 5 preferred share (2019: $1.19)	11	12
$1.10 per Series 7 preferred share (2019: $1.12)	11	11
$1.18 per Series 9 preferred share (2019: $1.19)	11	11
$1.44 per Series 11 preferred share (2019: $1.44)	10	10
$1.44 per Series 13 preferred share (2019: $1.44)	14	14
$1.12 per Series 15 preferred share (2019: $1.12)	9	9
$1.21 per Series 17 preferred share (2019: $1.22)	7	7
$1.21 per Series 19 preferred share (2019: $1.25)	10	10
$1.23 per Series 21 preferred share (2019: $1.23)	20	20
$1.31 per Series 23 preferred share (2019: $0.16)	16	2
$1.30 per Series 25 preferred share (2019: $0.16)	13	1
	151	126
On January 6, 2021, Pembina announced that its Board of Directors had declared a dividend of $0.21 per common share in the total amount of $115 million, payable on February 12, 2021 to shareholders of record on January 25, 2021.
On February 3, 2021, Pembina announced that its Board of Directors had declared a dividend of $0.21 per common share in the total amount of $115 million, payable on March 15, 2021 to shareholders of record on February 25, 2021.
Pembina's Board of Directors also declared quarterly dividends for Pembina's preferred shares on January 6, 2021 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2021	March 1, 2021	$0.306625	3
Series 3	February 1, 2021	March 1, 2021	$0.279875	2
Series 5	February 1, 2021	March 1, 2021	$0.285813	3
Series 7	February 1, 2021	March 1, 2021	$0.273750	3
Series 9	February 1, 2021	March 1, 2021	$0.296875	3
Series 11	February 1, 2021	March 1, 2021	$0.359375	2
Series 13	February 1, 2021	March 1, 2021	$0.359375	4
Series 15	March 15, 2021	March 31, 2021	$0.279000	2
Series 17	March 15, 2021	March 31, 2021	$0.301313	2
Series 19	March 15, 2021	March 31, 2021	$0.292750	2
Series 21	February 1, 2021	March 1, 2021	$0.306250	5
Series 23	February 1, 2021	February 16, 2021	$0.328125	4
Series 25	February 1, 2021	February 16, 2021	$0.325000	3
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